Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2013
Collection Period Start	1-Aug-13	Distribution Date	16-Sep-13
Collection Period End	31-Aug-13	30/360 Days	30
Beg. of Interest Period	15-Aug-13	Actual/360 Days	32
End of Interest Period	16-Sep-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	850,220,478.34	793,782,168.91	0.5930804
Total Securities		1,338,405,600.85	850,220,478.34	793,782,168.91	0.5930804
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	54,544,463.25	37,612,970.42	0.2507531
Class A-2b Notes	0.344060%	350,000,000.00	127,270,414.24	87,763,597.64	0.2507531
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	16,931,492.83	30,908.53	112.8766189	0.2060569
Class A-2b Notes	39,506,816.60	38,923.25	112.8766189	0.1112093
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,438,309.43	437,484.36

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,155,814.92
Monthly Interest				4,685,939.84
Total Monthly Payments				16,841,754.76

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				593,597.36
Aggregate Sales Proceeds Advance				19,151,560.74
Total Advances				19,745,158.10

Vehicle Disposition Proceeds:
Reallocation Payments				31,913,288.29
Repurchase Payments				533,748.89
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,958,378.71
Excess Wear and Tear and Excess Mileage				154,346.40
Remaining Payoffs				0.00
Net Insurance Proceeds				480,209.81
Residual Value Surplus				2,134,300.67
Total Collections				84,761,185.63

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	31,310,762.29			1,979
Involuntary Repossession	261,722.00			16
Voluntary Repossession	213,817.00			13
Full Termination	115,636.00			8
Bankruptcy	11,351.00			1
Insurance Payoff		476,091.27		28
Customer Payoff			185,748.04	9
Grounding Dealer Payoff			6,821,963.70	345
Dealer Purchase			3,920,973.42	191
Total	31,913,288.29	476,091.27	10,928,685.16	2,590

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	50,075	1,033,719,596.95	7.00000%	850,220,478.34
Total Depreciation Received		(13,486,566.57)		(12,073,537.95)
Principal Amount of Gross Losses	(66)	(1,280,072.54)		(1,062,328.31)
Repurchase / Reallocation	(36)	(666,213.36)		(533,748.89)
Early Terminations	(2,000)	(36,414,916.51)		(29,706,755.15)
Scheduled Terminations	(801)	(15,734,127.20)		(13,061,939.13)
Pool Balance - End of Period	47,172	966,137,700.77		793,782,168.91

Remaining Pool Balance
Lease Payment				152,902,285.07
Residual Value				640,879,883.84
Total				793,782,168.91

III. DISTRIBUTIONS

Total Collections					84,761,185.63
Reserve Amounts Available for Distribution
Total Available for Distribution					84,761,185.63

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					577,246.97
3. Reimbursement of Sales Proceeds Advance					15,061,033.73
4. Servicing Fee:
Servicing Fee Due					708,517.07
Servicing Fee Paid					708,517.07
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					16,346,797.77

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					30,908.53

Class A-2 Notes Monthly Interest Paid					30,908.53
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					38,923.25

Class A-2 Notes Monthly Interest Paid					38,923.25
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	437,484.36
Total Note and Certificate Monthly Interest Paid	437,484.36
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	67,976,903.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,438,309.43

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	56,438,309.43
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	11,538,594.07

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		11,538,594.07
Gross Reserve Account Balance		31,614,678.08
Remaining Available Collections Released to Seller		11,538,594.07
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.92
Monthly Prepayment Speed		141%
Lifetime Prepayment Speed		84%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,084,560.56
Securitization Value of Defaulted Receivables and Casualty Receivables	1,062,328.31	66
Aggregate Defaulted and Casualty Gain (Loss)	22,232.25
Pool Balance at Beginning of Collection Period	850,220,478.34
Net Loss Ratio	0.0026%

Cumulative Net Losses for all Periods	-0.0870%	(1,164,566.32)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,871,415.47	372
61-90 Days Delinquent	1,464,327.35	94
91-120+ Days Delinquent	431,329.49	24
Total Delinquent Receivables:	7,767,072.31	490
60+ Days Delinquencies as Percentage of Receivables	0.22%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	31,426,398.29	1987
Securitization Value	30,153,685.77
Aggregate Residual Gain (Loss)	1,272,712.52

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	110,480,971.91	6,859
Cumulative Securitization Value	107,926,619.31
Cumulative Residual Gain (Loss)	2,554,352.60

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		17,514,484.07
Reimbursement of Outstanding Advance		15,061,033.73
Additional Advances for current period		19,151,560.74
Ending Balance of Residual Advance		21,605,011.08

Beginning Balance of Payment Advance		1,475,591.27
Reimbursement of Outstanding Payment Advance		577,246.97
Additional Payment Advances for current period		593,597.36
Ending Balance of Payment Advance		1,491,941.66

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of August 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No